Critical Accounting Judgments and Key Sources of Estimation Uncertainty - Additional Information (Details)	12 Months Ended
Dec. 31, 2019
Bottom of Range
Disclosure Of Accounting Judgments And Estimates [Line Items]
Projected cash flows forecast period	5 years
Top of Range
Disclosure Of Accounting Judgments And Estimates [Line Items]
Projected cash flows forecast period	10 years